Note 2 - Basis of Presentation and Summary of Significant Accounting Policies: Advertising (Policies)	3 Months Ended
Mar. 31, 2015
Policies
Advertising

Advertising

Costs for advertising are expensed when incurred. Advertising costs totaled $68,164 and $15,341 for the periods ended March 31, 2015 and March 31, 2014, respectively. The Company also incurs marketing expenses for product promotion which are combined with advertising to form the advertising and marketing line item in our statement of operations. Excluding advertising, these other promotional costs totaled $56,777 and $169,746 for the periods ended March 31, 2015 and March 31, 2014, respectively.